Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of taxation, comprehensive income

	2018	2017	2016
	$m	$m	$m
Current tax expense
Current year	711	665	384
Adjustment to prior years	38	(287)	(14)
Total	749	378	370
Deferred tax expense
Origination and reversal of temporary differences	(644)	(1,113)	(94)
Adjustment to prior years	(162)	94	(130)
Total	(806)	(1,019)	(224)
Taxation recognised in the profit for the period	(57)	(641)	146

Taxation relating to components of Other comprehensive income is as follows:

	2018	2017	2016
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	37	24	110
Share-based payments	–	9	51
Net losses on equity investments measured at fair value through other comprehensive income	30	–	–
Deferred tax impact of reduction in US, Sweden and other tax rates	(11)	(17)	(25)
Total	56	16	136
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	69	(79)	63
Foreign exchange arising on designating borrowings in net investment hedges	–	14	83
Net available for sale losses/(gains) recognised in other comprehensive income	–	2	(61)
Other	–	–	1
Deferred tax impact of reduction in US, Sweden and other tax rates	(18)	30	–
Total	51	(33)	86
Taxation relating to components of other comprehensive income	107	(17)	222

Schedule of tax reconciliation to UK statutory rate

	2018	2017	2016
	$m	$m	$m
Profit before tax	1,993	2,227	3,552
Notional taxation charge at UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)	379	429	710
Differences in effective overseas tax rates	18	(212)	(233)
Deferred tax credit relating to reduction in Dutch, Swedish and other tax rates[1]	(334)	(616)	(16)
Unrecognised deferred tax asset[2]	7	(105)	242
Items not deductible for tax purposes	167	203	132
Items not chargeable for tax purposes	(6)	(14)	(7)
Other items[3]	(164)	(133)	(538)
Adjustments in respect of prior periods[4]	(124)	(193)	(144)
Total tax (credit)/charge for the year	(57)	(641)	146
[1]

The 2018 item relates to the recent reduction in the Dutch and Swedish Corporate Income Tax rates (credit of $297m) and other (credit of $37m). The Dutch Corporate Income Tax rate reduces from 25% to 22.55% effective from 1 January 2020 and to 20.5% effective from 1 January 2021. The Swedish Income Tax rate reduces from 22% to 21.4% effective from 1 January 2019 and to 20.6% effective from 1 January 2021. The 2017 item relates to the reduction in the US Federal Income Tax rate from 35% to 21% effective from 1 January 2018 (credit of $617m) and other (charge of $1m). The 2016 item relates to the reduction in the UK Statutory Corporation Tax rate from 18% to 17% effective from 1 April 2020.

[2]	The 2017 item relates to recognition of previously unrecognised net deferred tax assets.
[3]

Other items in 2018 relate to a credit of $188m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision build for transfer pricing and other contingencies (charge $24m). Other items in 2017 relate to the release of tax contingencies following the expiry of the relevant statute of limitations (credit $178m) partially offset by a provision build for transfer pricing and other contingencies (charge $45m). Other items in 2016 relate to the release of tax contingencies following agreements between the Canadian tax authority and UK and Swedish tax authorities in respect of transfer pricing arrangements for the 13 year period from 2004 to 2016 (credit $453m) and release of certain tax contingencies following the expiry of the relevant statute of limitations (credit $280m) partially offset by a provision build for transfer pricing contingencies (charge $195m).

[4]	Further details explaining the adjustments in respect of prior periods is set out above on page 163.

Schedule of deferred tax movements

	Intangibles,		Pension and	Inter-company			Losses and		Accrued
	property, plant		post-retirement	inventory	Untaxed		tax credits		expenses
	& equipment	[1]	benefits	transfers	reserves	[2]	carried forward	[3]	and other	Total
	$m		$m	$m	$m		$m		$m	$m
Net deferred tax balance at 1 January 2016	(3,261)		427	738	(692)		804		613	(1,371)
Taxation expense	(132)		11	314	(53)		151		(67)	224
Other comprehensive income	83		101	–	–		–		(24)	160
Additions through business combinations[4]	(1,827)		–	–	–		50		–	(1,777)
Exchange	(1)		(74)	(38)	48		(1)		(13)	(79)
Other movements[5]	(11)		–	–	–		–		–	(11)
Net deferred tax balance at 31 December 2016	(5,149)		465	1,014	(697)		1,004		509	(2,854)
Income statement	1,393		(8)	(231)	159		(128)		(166)	1,019
Other comprehensive income	(84)		9	–	–		–		35	(40)
Exchange	(12)		43	48	(62)		30		22	69
Net deferred tax balance at 31 December 2017	(3,852)		509	831	(600)		906		400	(1,806)
Net adjustment to the opening balance of Retained earnings	–		–	–	–		–		12	12
Income statement	401		(15)	179	(4)		129		116	806
Other comprehensive income	56		26	–	–		–		31	113
Equity[6]	–		–	–	–		–		12	12
Exchange	27		(25)	(30)	47		(27)		(36)	(44)
Net deferred tax balance at 31 December 20187	(3,368)		495	980	(557)		1,008		535	(907)
[1]	Includes deferred tax on contingent liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]	Includes losses and tax credits carried forward which will expire within 1 to 20 years.
[4]	The deferred tax liability of $1,777m relates to the acquisition of Acerta Pharma (see Note 25).
[5]	Arising on the deconsolidation of Entasis as detailed in Note 10.
[6]	Deferred tax movement on share-based payments recorded through equity.
[7]

The UK had a net deferred tax asset of $691m as at 31 December 2018, mainly in respect of losses and pensions and post-retirement benefits, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised.

Before the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	Intangibles,	Pension and	Inter-company		Losses and	Accrued
	property, plant	post-retirement	inventory	Untaxed	tax credits	expenses
	& equipment	benefits	transfers	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2016	875	465	1,014	–	1,004	629	3,987
Deferred tax liabilities at 31 December 2016	(6,024)	–	–	(697)	–	(120)	(6,841)
Net deferred tax balance at 31 December 2016	(5,149)	465	1,014	(697)	1,004	509	(2,854)
Deferred tax assets at 31 December 2017	1,226	559	1,011	–	957	885	4,638
Deferred tax liabilities at 31 December 2017	(5,078)	(50)	(180)	(600)	(51)	(485)	(6,444)
Net deferred tax balance at 31 December 2017	(3,852)	509	831	(600)	906	400	(1,806)
Deferred tax assets at 31 December 2018	1,071	521	1,287	–	1,103	913	4,895
Deferred tax liabilities at 31 December 2018	(4,439)	(26)	(307)	(557)	(95)	(378)	(5,802)
Net deferred tax balance at 31 December 2018	(3,368)	495	980	(557)	1,008	535	(907)

After the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	2018	2017	2016
	$m	$m	$m
Deferred tax assets	2,379	2,189	1,102
Deferred tax liabilities	(3,286)	(3,995)	(3,956)
Net deferred tax balance	(907)	(1,806)	(2,854)